Material Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Material Accounting Policies [abstract]
Schedule of Depreciation on Property and Equipment

Depreciation on other items of property and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;

Office renovation	-	10 years
Office equipment	-	5 years
Furniture and fittings	-	5 years
Computer and software	-	10 years
Right of use asset - premise	-	3 years

Schedule of Currency Exchange Rate Used in Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

June 30,
2025
RM to US$ at the end of the period	4.2127
RM to US$ average rate	4.3561

	December 31,	June 30,
	2025	2026
US$ to RM at the end of the period	0.2464	0.2449
US$ to RM average rate	0.2336	0.2511